LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2023
LONG-TERM DEPOSITS
LONG-TERM DEPOSITS
9.	LONG-TERM DEPOSITS

Long-term deposits balance as of December 31, 2022 and 2023 is denominated in RMB, amounted to RMB30,000 and nil respectively. The long - term deposits will mature on December 16, 2024 and therefore was classified as current assets on December 31, 2023.